Debt Securities In Issue - Summary of Debt Securities in Issue (Parenthetical) (Detail) £ in Millions, € in Billions, $ in Billions	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 GBP (£)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)
Debt securities in issue [line items]
Notional amount | £	£ 1,125,419			£ 1,234,879
US$30bn Euro Medium Term Note Programme [member]
Debt securities in issue [line items]
Notional amount | $		$ 30			$ 30
Euro 30bn Euro Medium Term Note Programme [member]
Debt securities in issue [line items]
Notional amount | €			€ 30			€ 30
US$20bn Commercial Paper Programmes [member]
Debt securities in issue [line items]
Notional amount | $		$ 20			$ 20
Euro 35bn Global Covered Bond Programme [member]
Debt securities in issue [line items]
Notional amount | €			€ 35			€ 35